Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 2,732	$ 3,024	$ 3,420
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	917	947
Temporary differences associated with repatriation of earnings from investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	31,000	27,000
Less than five years expiry [Member]
Disclosure of Income Tax [Line items]
Unused tax losses for which no deferred tax asset recognised	52	53
2011 - 2018 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	1,465
Canada [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	50	20
United States [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 4	$ 3